Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2024
Transportation equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of remaining lease term or life of assets
Minimum [Member] | Office equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Office equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years